Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		33.00%
Cash and restricted cash – current	$ 145,154	$ 187,968	$ 184,394	$ 265,946
Other assets – current	16,501	6,619
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	328,616	731,318
Other assets – non-current	33,707	28,858
Other liabilities – non-current	71,489	88,764
Voyage revenues	636,958	710,744	726,791
Income from vessel operations	130,870	(94,505)	315,266
Bahrain LNG Joint Venture	(14,511)	55,663	23,993
Net income (loss)	$ 25,991	(95,821)	317,716
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 405,065	508,119
Other assets – current	273,980	262,791
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,680,213	2,514,549
Net investments in direct financing and sales-type leases – non-current	3,668,223	3,899,674
Other assets – non-current	310,998	350,647
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	1,164,946	673,714
Other liabilities – current	242,484	211,451
Long-term debt, obligations related to finance leases, and operating lease liabilities	3,086,535	3,776,498
Other liabilities – non-current	71,469	71,205
Voyage revenues	1,005,484	1,016,277	1,041,655
Income from vessel operations	496,194	536,649	604,979
Bahrain LNG Joint Venture	(2,704)	4,491	302
Net income (loss)	164,645	246,978	323,562
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ (8,316)	$ 27,718	$ 5,080